Business Combinations - Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition of SPIL (Detail) - Dec. 31, 2018 - Siliconware Precision Industries Co., Ltd. [member]
$ in Thousands, $ in Thousands
	USD ($)	TWD ($)
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 656,288	$ 20,088,970
Trade and other receivables	517,499	15,840,649
Inventories	186,006	5,693,644
Property, plant and equipment	2,678,393	81,985,622
Intangible assets	1,024,318	31,354,386
Others	814,960	24,945,922
Trade and other payables	(645,396)	(19,755,598)
Borrowings and bonds payables	(789,192)	(24,157,174)
Others	(129,474)	(3,963,201)
Fair value of identifiable net assets acquired	$ 4,313,402	$ 132,033,220